Goodwill and Other Intangible Assets - Changes in goodwill by reportable segment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Gross balance at the beginning of the period	$ 1,361.5	$ 1,388.5	$ 1,389.1	$ 1,384.7
Goodwill beginning of period	845.8	872.8	873.4
Impact of acquisitions and divestitures		(26.5)		5.0
Restructuring reserve adjustment				(0.7)
Foreign currency impact	0.1	(0.5)	(0.6)	0.1
Gross balance at the end of the period		1,361.5	1,388.5	1,389.1
Accumulated asset impairments		(515.7)	(515.7)	(515.7)
Goodwill end of period	845.9	845.8	872.8	873.4
Americas
Goodwill [Roll Forward]
Gross balance at the beginning of the period	1,144.8	1,172.7	1,172.7	1,172.8
Goodwill beginning of period	832.6	860.5	860.5
Impact of acquisitions and divestitures		(27.9)		0.0
Restructuring reserve adjustment				(0.7)
Foreign currency impact	0.0	0.0	0.0	0.6
Gross balance at the end of the period		1,144.8	1,172.7	1,172.7
Accumulated asset impairments		(312.2)	(312.2)	(312.2)
Goodwill end of period	832.6	832.6	860.5	860.5
EMEA
Goodwill [Roll Forward]
Gross balance at the beginning of the period	208.3	208.4	208.9	204.5
Goodwill beginning of period	4.8	4.9	5.4
Impact of acquisitions and divestitures		0.0		5.0
Restructuring reserve adjustment				0.0
Foreign currency impact	0.1	(0.1)	(0.5)	(0.6)
Gross balance at the end of the period		208.3	208.4	208.9
Accumulated asset impairments		(203.5)	(203.5)	(203.5)
Goodwill end of period	4.9	4.8	4.9	5.4
APAC
Goodwill [Roll Forward]
Gross balance at the beginning of the period	8.4	7.4	7.5	7.4
Goodwill beginning of period	8.4	7.4	7.5
Impact of acquisitions and divestitures		1.4		0.0
Restructuring reserve adjustment				0.0
Foreign currency impact	0.0	(0.4)	(0.1)	0.1
Gross balance at the end of the period		8.4	7.4	7.5
Accumulated asset impairments		0.0	0.0	0.0
Goodwill end of period	$ 8.4	$ 8.4	$ 7.4	$ 7.5